Schedule of accounts and other receivables (Details) - USD ($)	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021
Accounts Other Receivables And Publisher Advance
Trade accounts receivable	$ 7,445,121	$ 9,750,619
Other receivables	4,429	9,028
Allowance for doubtful accounts	(1,181,740)	(1,355,638)	$ (1,084,305)	$ (1,084,305)
Total accounts and other receivables	$ 6,267,810	$ 8,404,009